SIGNIFICANT ACCOUNTING POLICIES - Assumption Updates and Model Changes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in Accounting Estimate [Line Items]
Policy charges and fee income			$ 229	$ 204	$ 261
Policyholders’ benefits			300	255	184
Amortization of deferred policy acquisition costs, net			(40)	(35)	(31)
Income (loss) from operations, before income taxes			(107)	(109)	(39)
Net income (loss)			$ (86)	(85)	(10)
Annuity Liabilities
Change in Accounting Estimate [Line Items]
Liability for policyholder contract deposits, interest rate	0.30%		0.30%
Minimum
Change in Accounting Estimate [Line Items]
Percentage of life insurance liabilities calculate within traditional life interest rate range			3.50%
Maximum
Change in Accounting Estimate [Line Items]
Percentage of life insurance liabilities calculate within traditional life interest rate range			4.50%
Adjustment
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes	$ (7)
Assumptions Updates
Change in Accounting Estimate [Line Items]
Policy charges and fee income					9
Policyholders’ benefits			$ 11	(14)	1
Amortization of deferred policy acquisition costs, net			1		8
Income (loss) from operations, before income taxes			11	(11)	(16)
Net income (loss)			$ 9	$ (9)	$ (13)
Model Changes
Change in Accounting Estimate [Line Items]
Income (loss) from operations, before income taxes		$ 21
Net income (loss)		$ 17